Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	107 Months Ended
	Jul. 31, 2015	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000240584
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fulcrum Diversified Absolute Return Fund
Without Sales Load [Member] | C000240584
Average Annual Return [Line Items]
Average Annual Return, Percent		9.35%	5.14%	3.04%
Without Sales Load [Member] | C000240582
Average Annual Return [Line Items]
Average Annual Return, Percent		9.39%	5.23%	3.10%
Bloomberg Global Aggregate USD Hedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate USD Hedged Index
Average Annual Return, Percent		4.20%	0.25%	1.82%
Bloomberg Global Aggregate USD Hedged
Average Annual Return [Line Items]
Average Annual Return, Percent		4.20%	0.25%	1.82%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent		5.43%	2.17%	1.70%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.43%	2.17%	1.70%